Condensed Statements of Operations - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Operating expenses
General and administrative expenses	$ 23,662	$ 451,664	$ 949,415	$ 1,218,472
Administrative expenses—related party	0	75,000	150,000	111,291
Loss from operations	(23,662)	(526,664)	(1,099,415)	(1,329,763)
Change in fair value of derivative warrant liabilities	0	8,428,000	34,383,990	(22,411,660)
Transaction costs - derivative warrant liabilities				(1,636,200)
Net gain (loss) from investments held in Trust Account	0	(7,749)	76,212	282,641
Net income (loss)	(23,662)	7,893,587	33,360,787	$ (25,094,982)
Ordinary Class A [Member]
Operating expenses
Net gain (loss) from investments held in Trust Account	$ 0	$ (7,749)	$ 76,212
Basic and diluted weighted average shares outstanding	0	57,500,000	57,500,000	57,500,000
Basic and diluted net income (loss) per ordinary share	$ 0	$ 0.00	$ 0.00	$ 0.00
Ordinary Class B [Member]
Operating expenses
Net income (loss)				$ 25.1
Basic and diluted weighted average shares outstanding	12,500,000	14,375,000	14,375,000	13,753,049
Basic and diluted net income (loss) per ordinary share	$ 0.00	$ 0.55	$ 2.32	$ (1.85)